SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2020
Summary of stock option-based compensation expense
In Thousands of US Dollars
Functional Expense Category	2020	2019	2018
General and administrative expense	$702	$1,839	$2,064
Research and development expense	1,046	1,172	1,819
Total	$1,748	$3,011	$3,883